Accounts payable and accrued expenses - Summary of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Accounts Payable And Accrued Expenses [Abstract]
Trade payable	$ 12,668	$ 9,973
Accounts payable to related parties (note 22.2)	27	2,016
Social charges (i)	7,048	1,698
Profit sharing	7,203	4,415
Provision for vacation and benefits	4,333	2,186
Other	235	421
Total	31,514	20,709
Current	29,537	20,709
Non-current	$ 1,977	$ 0